NON-CURRENT INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Non-Current Investments

	December 31, 2013	December 31, 2012
Investments held by environmental rehabilitation obligation funds(a)	153.6	155.3
Equity investee(b)	23.8	22.7
Unlisted	0.1	0.2

	177.5	178.2

(a) Environmental rehabilitation obligation funds are irrevocable funds under the Group’s control. The monies in the funds are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The dedicated environmental rehabilitation obligation funds provide for the estimated cost of rehabilitation during and at the end of the life of the relevant mine. Although the funds are under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 13.

(b) Equity investee

Rand Refinery Proprietary Limited, or Rand Refinery, refines gold bullion and by-products. It acts as a refining agent on behalf of the Group’s operations (refer to note 21).

Schedule of Investments Held by Environmental Rehabilitation Obligation Funds

	December 31, 2013	December 31, 2012
Funds	146.5	149.6
Guarantees	7.1	5.7

	153.6	155.3

Rand Refinery Limited [Member]
Schedule of Equity Investment

The carrying value of the equity investment in Rand Refinery:

	December 31, 2013	December 31, 2012
Ownership	33.1%	33.1%
Opening balance	22.7	12.5
Share of profits recognized	5.4	11.4
Translation	(4.3)	(1.2)

Closing balance	23.8	22.7

Reconciliation of the investment with the underlying equity in net assets:

	December 31, 2013	December 31, 2012
Net assets	31.7	30.6
Dividend received	(1.4)	(1.4)
Fair value adjustment	(6.5)	(6.5)

Closing balance	23.8	22.7